Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended				0 Months Ended		0 Months Ended			1 Months Ended								1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014 2014 NIH License Agreement	Sep. 30, 2014 2014 NIH License Agreement	Sep. 30, 2013 2014 NIH License Agreement	Sep. 30, 2014 2014 NIH License Agreement	Sep. 30, 2013 2014 NIH License Agreement	Sep. 30, 2014 Initial Public Offering	Jun. 30, 2014 Initial Public Offering	Jun. 06, 2014 Subsequent Event June 2014 Stock Option Grants	Jun. 06, 2014 Subsequent Event June 2014 Stock Option Grants	Jun. 06, 2014 Subsequent Event June 2014 Stock Option Grants Employee Stock Option	Jun. 06, 2014 Subsequent Event June 2014 Stock Option Grants Scientific advisors	Jun. 06, 2014 Subsequent Event June 2014 Stock Option Grants Director	May 31, 2014 Subsequent Event 2014 NIH License Agreement	May 31, 2014 Subsequent Event 2014 NIH License Agreement Sixty days of the date of the agreement	May 31, 2014 Subsequent Event 2014 NIH License Agreement Payable upon the earlier to occur of (1) 18 months from the date of execution of the license and (2) the termination of the license	Apr. 30, 2014 Subsequent Event Initial Public Offering Scenario One	Apr. 30, 2014 Subsequent Event Initial Public Offering Scenario Two	Apr. 30, 2014 Subsequent Event Initial Public Offering Scenario Three	Apr. 30, 2014 2014 Convertible Promissory Notes	Apr. 30, 2014 2014 Convertible Promissory Notes Subsequent Event	Apr. 30, 2014 2014 Convertible Promissory Notes Subsequent Event In the event that the Company completes a sale of the Company	Apr. 30, 2014 2014 Convertible Promissory Notes Subsequent Event Private Placement
Debt Instrument [Line Items]
Convertible promissory note, Interest rate																						6.00%	6.00%
Convertible promissory note, Principal amount										$ 50,000,000												$ 50,000,000	$ 50,000,000
2014 Notes share conversion price, terms									(1) 90% of the initial public offering price, if the qualified initial public offering occurs prior to December 31, 2014.										(1) 90% of the initial public offering price, if the qualified initial public offering occurs prior to December 31, 2014	(2) 87.5% of the initial public offering price, if the qualified initial public offering occurs between January 1, 2015 and June 30, 2015	(3) 85% of the initial public offering price, if the qualified initial public offering occurs after June 30, 2015			In the event that the Company completes a sale of the Company, then the 2014 Notes, including accrued interest thereon, at the holder’s election, will either (1) be redeemed in cash in an amount equal to two times the principal amount of the 2014 Notes and accrued interest thereon, or (2) convert, immediately prior to such sale, into shares of preferred stock that have rights, preferences and privileges that are pari passu with the Company’s Series A Preferred Stock at a per share conversion price equal to $350.0 million divided by the number of outstanding shares of the Company’s capital stock on a fully diluted basis.	In the event that the Company completes a sale of the Company, then the 2014 Notes, including accrued interest thereon, at the holder’s election, will either (1) be redeemed in cash in an amount equal to two times the principal amount of the 2014 Notes and accrued interest thereon, or (2) convert, immediately prior to such sale, into shares of preferred stock that have rights, preferences and privileges that are pari passu with the Company’s Series A Preferred Stock at a per share conversion price equal to $350.0 million divided by the number of outstanding shares of the Company’s capital stock on a fully diluted basis.
Debt conversion price, percentage of preferred stock purchase price																									90.00%
Debt conversion amount to be divided by number of outstanding shares																								350,000,000	350,000,000
Research and development expense for agreement				150,000	4,058	0	184,058	0								150,000
Repayment on patent		25,000			30,000		30,000									30,000
Research and development expense for agreement																	0.33%	0.67%
Payments for royalties							20,000									20,000
Payments to benchmark					4,000,000		4,000,000									4,000,000
Benchmark payments on due on marketing approval					3,000,000		3,000,000									3,000,000
First benchmark payments																50,000
Benchmark payments based on net sales					1,000,000,000		1,000,000,000									1,000,000,000
Net sales of licensed products							$ 7,000,000									$ 7,000,000
Outstanding stock options, Granted under the Plans	4,182,350	2,379,441									907,250		817,250	60,000	30,000
Vesting period of the stock option											10 years
Weighted-average exercise price, Granted under the Plans	$ 4.03	$ 0.68									$ 6.89
Estimated fair value of options, price per share												$ 13.00
Number of shares available for issuance	2,333,450	1,758,612	480,834									300,000